Personnel expenses (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Pensions	kr (70)	kr (70)	kr (72)
Social insurance	(85)	(78)	(78)
Other personnel expenses	(24)	(17)	(19)
Total personnel expenses	(445)	(402)	(402)
Board of Directors and the Chief Executive Officer
Personnel expenses
Salaries and remuneration	(9)	(8)	(8)
Senior Executives
Personnel expenses
Salaries and remuneration	(30)	(26)	(24)
Remuneration excluding benefits and other remuneration	25	26
Pensionable remuneration	25	26
Other employees
Personnel expenses
Salaries and remuneration	(227)	(203)	kr (201)
Chief Executive Officer (CEO)
Personnel expenses
Pensionable remuneration	kr 6	kr 6